Significant accounting policies - Summary of subsidiaries (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Cannahealth Ltd. ("Cannahealth")
Marketable Securities
Acquired of equity interest of subsidiaries, percentage	100.00%	100.00%
Bophelo Holdings Ltd. ("Bophelo H")
Marketable Securities
Acquired of equity interest of subsidiaries, percentage	100.00%	100.00%
Bophelo Bio Science and Wellness (Pty) Ltd. ("Bophelo")
Marketable Securities
Acquired of equity interest of subsidiaries, percentage	100.00%	100.00%
Canmart Ltd. ("Canmart")
Marketable Securities
Acquired of equity interest of subsidiaries, percentage	100.00%	100.00%
Holigen Limited ("Holigen")
Marketable Securities
Acquired of equity interest of subsidiaries, percentage	100.00%
RPK Biopharma Unipessoal Lda. ("RPK")
Marketable Securities
Acquired of equity interest of subsidiaries, percentage	100.00%
1371011 BC Ltd. ("1371011")
Marketable Securities
Acquired of equity interest of subsidiaries, percentage	100.00%